Segment Information - Segment data (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues:
Total net revenues	¥ 87,606,026	$ 13,747,297	¥ 73,667,133	¥ 59,241,145
Cost of revenues:
Total cost of revenues	(40,635,225)	(6,376,553)	(34,683,731)	(27,685,845)
Gross profit:
Gross profit	46,970,801	$ 7,370,744	38,983,402	31,555,300
Depreciation expenses
Total depreciation expenses of property and equipment	406,379		474,110	481,107
A point in time
Net revenues:
Total net revenues	19,581,668		15,911,575	12,162,904
Over time
Net revenues:
Total net revenues	68,024,358		57,755,558	47,078,241
Online game services
Net revenues:
Total net revenues	62,806,453		54,608,717	46,422,640
Cost of revenues:
Total cost of revenues	(22,101,116)		(19,847,846)	(16,974,234)
Gross profit:
Gross profit	40,705,337		34,760,871	29,448,406
Depreciation expenses
Total depreciation expenses of property and equipment	251,526		258,357	256,181
Youdao
Net revenues:
Total net revenues	5,354,357		3,167,515	1,304,883
Cost of revenues:
Total cost of revenues	(2,448,146)		(1,713,229)	(934,261)
Gross profit:
Gross profit	2,906,211		1,454,286	370,622
Depreciation expenses
Total depreciation expenses of property and equipment	9,330		7,239	6,076
Cloud Music
Net revenues:
Total net revenues	6,997,622		4,895,731	2,318,390
Cost of revenues:
Total cost of revenues	(6,854,948)		(5,491,066)	(3,375,104)
Gross profit:
Gross profit	142,674		(595,335)	(1,056,714)
Depreciation expenses
Total depreciation expenses of property and equipment	3,827		6,878	7,393
Innovative businesses and others
Net revenues:
Total net revenues	12,447,594		10,995,170	9,195,232
Cost of revenues:
Total cost of revenues	(9,231,015)		(7,631,590)	(6,402,246)
Gross profit:
Gross profit	3,216,579		3,363,580	2,792,986
Depreciation expenses
Total depreciation expenses of property and equipment	¥ 141,696		¥ 201,636	¥ 211,457